CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Common stock, shares authorized	500,000,000	50,000,000	50,000,000
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares outstanding	4,106,589	3,062,106	2,369,568